EARNINGS (LOSS) PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [Abstract]
EARNINGS (LOSS) PER ORDINARY SHARE	EARNINGS (LOSS) PER ORDINARY SHARE

	2020	2019	2018
	US cents per share
Basic earnings (loss) per ordinary share	227	(3)	32
- Continuing operations	225	87	52
The calculation of basic earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of $946m (2019: $364m; 2018: $216m) and 419,033,516 (2019: 418,349,777; 2018: 417,122,155) shares being the weighted average number of ordinary shares in issue during the financial year.

- Discontinued operations	2	(90)	(20)
The calculation of basic earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of $7m (2019: $(376)m; 2018: $(83)m) and 419,033,516 (2019: 418,349,777; 2018: 417,122,155) shares being the weighted average number of ordinary shares in issue during the financial year.

Diluted earnings (loss) per ordinary share	227	(3)	32
- Continuing operations	225	87	52
The calculation of diluted earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of $946m (2019: $364m; 2018: $216m) and 419,481,450 (2019: 418,349,777; 2018: 417,379,405) shares being the diluted number of ordinary shares.

- Discontinued operations	2	(90)	(20)
The calculation of diluted earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of $7m (2019: $(376)m; 2018: $(83)m) and 419,481,450 (2019: 418,349,777; 2018: 417,379,405) shares being the weighted average number of ordinary shares in issue during the financial year.

In calculating the basic and diluted number of ordinary shares outstanding for the year, the following were taken into consideration:

	Number of shares
	2020	2019	2018
Ordinary shares	416,399,307	414,407,622	411,412,947
Fully vested options and currently exercisable(1)	2,634,209	3,942,155	5,709,208
Weighted average number of shares	419,033,516	418,349,777	417,122,155
Dilutive potential of share options(2)	447,934	—	257,250
Fully diluted number of ordinary shares	419,481,450	418,349,777	417,379,405
(1)Employee compensation awards are included in basic earnings per share from the date that all necessary conditions have been satisfied and it is virtually certain that shares will be issued as a result of employees exercising their options.
(2)The number of share options that could potentially dilute basic earnings in the future were not included as the effect was anti-dilutive were nil (2019: 517,186; 2018:nil).
13    EARNINGS (LOSS) PER ORDINARY SHARE (continued)

	US Dollars
Figures in millions	2020	2019	2018
Headline earnings (loss)
The profit (loss) attributable to equity shareholders was adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders from continuing and discontinued operations	953	(12)	133
Net impairment (impairment reversal) on held for sale assets	(17)	549	(2)
Taxation on net impairment (impairment reversal) on held for sale assets	—	(165)	—
Derecognition of assets	—	10	104
Taxation on derecognition of assets	—	—	(26)
Loss on disposal of discontinued operations	80	—	24
Taxation on loss on disposal of discontinued operations	1	—	(20)
Profit on sale of joint ventures (1)	(19)	—	—
Net loss (profit) on disposal of assets	2	(3)	8
Taxation on net (profit) loss on disposal of assets	—	—	(1)
	1,000	379	220
(1) Tax effect has not been disclosed as the tax is less than $1m.

	US Cents
Basic headline earnings (loss) per share
The calculation of basic headline earnings (loss) per ordinary share is based on basic headline earnings (losses) of $1,000m (2019: $379m; 2018: $220m) and 419,033,516 (2019: 418,349,777; 2018: 417,122,155) shares being the weighted average number of ordinary shares in issue during the year.	238	91	53
Diluted headline earnings (loss) per share
The calculation of diluted headline earnings (loss) per ordinary share is based on diluted headline earnings (losses) of $1,000m (2019: $379m; 2018: $220m) and 419,481,450 (2019: 418,349,777; 2018: 417,379,405) shares being the weighted average number of ordinary shares in issue during the year.	238	91	53